Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Valuation allowance					$ 8,245,000	$ 4,268,000
Description of ownership					An ownership change is generally defined as a more than 50 percentage point increase in equity ownership by “5 percent shareholders
Operating loss					$ 1,380,000	6,319,000
Net operating loss carryforward					$ 5,320,000	3,798,000	$ 38,365,000
Description of income tax rate					Income tax rate to 21 percent. The Company revalued its estimated ending gross deferred tax items, previously recorded at 35 percent, using the enacted 21 percent corporate tax rate.
Description of income tax returns					Federal, State and local tax returns in October 2020 since and therefore these tax returns remain open to audit for all income tax returns filed until October 2023. No assurance concerning IRC 382,383,108
Net loss	$ (14,388,000)	$ (4,679,000)	$ (20,637,000)	$ (9,223,000)	$ (15,997,000)	(14,447,000)
State [Member]
Net loss					6,255,000	3,564,000
Federal [Member]
Net loss					20,623,000	13,892,000
Mission Media Limited [Member]
Net operating loss carryforward					$ 3,865,000	$ 2,485,000